GOODWILL AND OTHER INTANGIBLE ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2012
Changes in Goodwill

Changes in goodwill in the years ended December 31, 2011 and 2012 are as follows:

	2011	2012
Goodwill, beginning of year	$717,052	$727,875
Acquisitions	10,823	—

Goodwill, end of year	$727,875	$727,875

Other Intangible Assets, Net

Net other intangible assets consisted of the following:

	Useful	December 31,
	life	2011	2012
Original amount:
Core technology	3 - 8	$143,748	$131,797
Trademarks and trade names	3 - 20	26,476	26,476
Customer relationships	2 - 6	68,597	55,108

		238,821	213,381

Accumulated amortization:
Core technology		137,736	129,767
Trademarks and trade names		9,070	10,738
Customer relationships		65,776	53,665

		212,582	194,170

Other intangible assets, net:
Core technology		6,012	2,030
Trademarks and trade names		17,406	15,738
Customer relationships		2,821	1,443

		$26,239	$19,211

Estimated Future Amortization Expense of Other Intangible Assets	The estimated future amortization expense of other intangible assets as of December 31, 2012 is as follows:

2013	$3,020
2014	2,142
2015	2,023
2016	1,899
2017	1,817
Thereafter	8,310

$19,211